OTHER ACCOUNTS ASSETS - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of other accounts receivable [Abstract]
Prepaid expenses		$ 191	$ 210
Current advances to suppliers		2,352	936
Government authorities		1,450	1,899
Former non-independent director		839	839
Shareholders		134	0
Loans receivable	[1]	177	0
Other receivables		276	941
Total other accounts receivable		$ 5,419	$ 4,825

[1]	On November 29, 2022, IMC Holdings signed on a convertible loan agreement with Telecana Ltd. (“Telecana”), a pharmacy for sell of medical Cannabis under which IMC Holdings granted a loan amounted to NIS 1,545 (approximately $611) which shall be converted into 1,040 shares which represents 51% of the total equity of Telecana on a diluted basis, upon the earlier of (i) Telecana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC Holdings' sole decision for conversion. As of December 31, 2023, IMC Holdings didn’t start the regulatory process of receiving the Israeli Ministry of Health approval for the conversion. Consequently, during the year ended December 31, 2023, IMC Holdings recognized a revaluation loss of $611 from remeasurement of the loan.